UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08394

Templeton Dragon Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code:(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 6/30/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

SEMIANNUAL REPORT
Templeton Dragon
Fund, Inc.
June 30, 2022

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Semiannual Report

Contents
Semiannual Report
Templeton Dragon Fund, Inc. 2
Performance Summary 5
Consolidated Financial Highlights and Consolidated
Schedule of Investments 8
Consolidated Financial Statements 13
Notes to Consolidated Financial Statements 16
Important Information to Shareholders 25
Annual Meeting of Shareholders 26
Dividend Reinvestment and Cash Purchase Plan 27
Shareholder Information 29
Visit franklintempleton.com for fund updates
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franklintempleton.com
Semiannual Report
SEMIANNUAL REPORT
Templeton Dragon Fund, Inc.
Dear Shareholder:
This semiannual report for Templeton Dragon Fund, Inc.
covers the period ended June 30, 2022 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital appreciation by investing
at least 45% of its total assets in equity securities of “China companies.”
Performance Overview
The Fund posted cumulative total returns of -16.12% in
market price terms and -14.92% in net asset value terms
for the six months under review. You can find the Fund’s
long-term performance data in the Performance Summary
on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
Economic and Market Overview
China’s economy continued to grow during the six months
ended June 30, 2022, though it faced several challenges
during the period, including widespread lockdowns to
contain outbreaks of COVID-19, a continued downturn in the
property market and the war in Ukraine. China’s year-on-
year economic growth rate accelerated in the first quarter
of 2022, though poor retail sales and employment figures in
March raised the possibility of an economic slowdown in the
near future.
The People’s Bank of China (PBOC) lowered its benchmark
loan prime rate in January 2022—its second consecutive
reduction following a cut in December 2021—in an effort
to spur growth in the face of COVID-19-related headwinds
and high commodity prices. Despite these cuts, the PBOC
has been more restrained in using monetary stimulus
measures during the pandemic compared to its counterparts
in developed market countries, and in June the Chinese
government issued a statement cautioning against excessive
stimulus measures.
Chinese equities declined during the period. In the first
quarter of 2022, equities were pressured by tighter
governmental regulation of technology companies, a
slowdown in the property market and new COVID-19
outbreaks. Overall losses during the period were limited
by modest gains in the second quarter, sparked by better-
than-expected macroeconomic data, reduced COVID-19-
related restrictions, fiscal policy support and signs of easing regulations on the technology sector. In this environment,
the MSCI China All Shares Total Return Index-NR, which
measures the performance of China share classes listed
in Hong Kong, Shanghai, Shenzhen and outside of China,
posted a -11.77% total return, and the MSCI China Index-NR
posted a -11.26% total return for the six months ended June
30, 2022.
1
Investment Strategy
Our investment strategy employs a fundamental, value-
oriented, long-term approach. In selecting companies for
investment, we will consider overall growth prospects,
competitive positions in export markets, technologies,
research and development, productivity, labor costs, and raw material costs and sources. Additional considerations include profit margins, returns on investment, capital resources,
government regulation, management and other factors in
comparison to other companies around the world that we
believe are comparable.
Our approach to selecting investments emphasizes
fundamental, company-by-company analysis (rather than
broader analyses of specific industries or sectors of the
economy), to construct an “action list” from which we make
our buy decisions. Although we will consider historical value
Geographic Composition
6/30/22
% of Total
Net Assets
China 97.9%
Other 0.8%
Short-Term Investments & Other Net Assets 1.3%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Consolidated Schedule of Investments (SOI).
The Consolidated SOI begins on page
9
.

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
measures, the primary factor in selecting securities for
investment by the Fund will be the company’s current price
relative to its long-term earnings potential.
Manager’s Discussion
Key stock contributors to absolute performance during
the reporting period were Daqo New Energy, BYD and
Guangzhou Tinci Materials Technology.
Daqo New Energy is a Chinese producer of polysilicon,
which is a major raw material for solar panels. Shares
benefited from robust 2022 first-quarter earnings growth,
driven by higher sales volume and polysilicon prices, and
the approval of a US$120 million share repurchase program.
Growing demand for solar panels, as higher oil and natural
gas prices accelerate a shift to alternative energy sources, further boosted market confidence in the company. In our
view, Daqo’s cost competitiveness coupled with strong
polysilicon demand continues to anchor its business.
BYD is one of China’s premier electric vehicle (EV)
manufacturers. The company also develops and
manufactures rechargeable batteries and mobile
components. The group reported solid 2022 first-quarter
revenue and earnings growth. Rising gasoline prices and
regional government stimulus policies continued to boost
EV demand, with the company reporting solid monthly
sales volume despite some short-term component supply
disruptions amid COVID-19-related lockdowns. The
anticipated launch of multiple new models in the second half of 2022, EV export sales opportunities and plans to further
expand its EV and battery manufacturing capacity were
viewed favorably by investors.
Guangzhou Tinci Materials Technology is a world-leading
supplier of electrolytes for EV batteries. Although shares
declined in early 2022 due to logistical disruptions resulting from lockdowns in parts of China, easing mobility restrictions coupled with strong quarterly corporate results and a
recovery in new EV sales in May led to a recovery in the
later part of the reporting period. The company reported
record-high 2022 first-quarter earnings driven by higher
electrolyte price and sales volume growth, while the
announcement of a small share buyback program further
supported market sentiment in the stock.
In contrast, key detractors from absolute performance
included Tencent Holdings, China Merchants Bank and
I-Mab.
Tencent is a leader in online gaming, social networking
and digital advertising in China. It also has businesses
related to financial technology and cloud solutions, as well as a portfolio of investments in other internet companies.
Shares declined amid disappointing 2022 first-quarter
corporate results as COVID-19 related lockdowns, regulatory
tightening and normalization in international gaming
demand pressured revenues. In late June, Tencent’s largest
shareholder, Prosus (not a Fund holding), announced plans
to sell shares in Tencent to fund a share buyback program
for Prosus and parent company Naspers (not a Fund
holding), further pressuring share price returns. We continue to see sustainable earnings power in Tencent due to its
dominance as a gateway for internet users.
China Merchants Bank is one of China’s largest banks, with
a strong presence in retail banking and wealth management.
A resurgence of COVID-19 cases in parts of the country
and mixed 2022 first-quarter corporate results weighed on
sentiment in the bank. Its share price also retreated following the board’s decision to unexpectedly remove its president.
The appointment of a new president later in the reporting
period, however, calmed market concerns. Potential
easing mobility restrictions, a recovery in the bank’s wealth management business and continued investment in financial
technology could help improve cost efficacy and lower costs, potentially supporting future earnings.
I-Mab is a clinical-stage biopharmaceutical company
committed to the discovery, development and
commercialization of novel or highly differentiated biologics to treat diseases with significant unmet medical needs,
particularly cancers and autoimmune disorders. The
company reported disappointing 2021 corporate results
Top 10 Holdings
6/30/22
Company
Industry , Country
% of Total
Net Assets
a a
Tencent Holdings Ltd. 7.5%
Interactive Media & Services, China
Alibaba Group Holding Ltd. 6.3%
Internet & Direct Marketing Retail, China
China Merchants Bank Co. Ltd. 4.7%
Banks, China
JD.com, Inc. 3.4%
Internet & Direct Marketing Retail, China
Guangzhou Tinci Materials Technology Co. Ltd. 3.3%
Chemicals, China
Meituan Dianping 3.1%
Internet & Direct Marketing Retail, China
ANTA Sports Products Ltd. 2.9%
Textiles, Apparel & Luxury Goods, China
WuXi AppTec Co. Ltd. 2.8%
Life Sciences Tools & Services, China
Kweichow Moutai Co. Ltd. 2.6%
Beverages, China
Beijing Oriental Yuhong Waterproof Technology
Co. Ltd. 2.5%
Construction Materials, China

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
largely due to a decline in licensing and collaboration
revenue. However, the company has several trials underway
that could boost revenue in the longer term. The addition of the American depositary receipts (ADRs) of some Chinese
companies to a U.S. Securities and Exchange Commission's
list for potential delisting also created generally negative sentiment towards China's U.S.-listed stocks.
In the past six months, the Fund continued to focus on
identifying companies with sustainable earnings power
trading at what we believe to be a discount to their intrinsic worth. New additions to the portfolio included Hangzhou
Tigermed Consulting, a China-based clinical trial services
provider for the research and development of new
drugs, and the aforementioned BYD. We also added to
existing investments in WuXi AppTec, a CDMO (contract
development and manufacturing organization) company in
China; Wuxi Biologics Cayman, a Chinese company that
provides open-access, integrated technology platforms for
biologics drug development; Minth Group, an automobile
parts manufacturer in China; and the previously mentioned
I-Mab. In terms of sectors, holdings in health care and
consumer discretionary were increased. In contrast,
we reduced our positions in online retailer JD.com and
biopharmaceutical company InnoCare Pharma as we
continued to realign the portfolio.
For the six months ended June 30, 2022, the U.S. dollar rose in value relative to most currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s
investment in securities with non-U.S. currency exposure.
Thank you for your continued participation in Templeton
Dragon Fund, Inc. We look forward to serving your future
investment needs.
Sincerely,
Michael Lai, CFA
Lead Portfolio Manager
Erik Mok
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of June 30, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of June 30, 2022
Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 6/30/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return
2
Based on
NAV
3
Based on
market price
4
Based on
NAV
3
Based on
market price
4
6-Month -14.92% -16.12% -14.92% -16.12%
1-Year -31.97% -32.15% -31.97% -32.15%
5-Year 26.31% 36.29% 4.78% 6.39%
10-Year 70.59% 86.77% 5.49% 6.45%
See page 7 for Performance Summary footnotes.

Templeton Dragon Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
See page
7
for Performance Summary footnotes .
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
1/1/12–12/31/21

Templeton Dragon Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
All investments involve risks, including possible loss of principal. Special risks are associated with foreign investing, including currency volatility, economic instability and political developments of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, international trade tensions (including tariffs, embargoes and trade wars), nationalization and exchange control regulations (including currency blockage), inflation and rapid fluctuations in inflation and interest rates, all of which can negatively impact the Fund. Investments in Taiwan could be adversely affected by its political and economic relationship with China. Because the Fund invests its assets primarily in companies in a specific region, the Fund is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Also, as a nondiversified investment company investing in
“China companies,” the Fund may invest in a relatively small number of issuers and, as a result, be subject to a greater risk of loss with respect to its portfolio securities. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results.
The Fund may invest in eligible China A shares (“Stock Connect Securities”) listed and traded on the Shanghai Stock Exchange through the Shanghai-Hong
Kong Stock Connect program, as well as eligible China A shares listed and traded on the Shenzhen Stock Exchange through the Shenzhen-Hong Kong Stock
Connect program (collectively, “Stock Connect”) and may invest in China Interbank bonds traded on the China Interbank Bond Market (“CIBM”) through the
China – Hong Kong Bond Connect program (“Bond Connect”).
Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, investors in Stock
Connect Securities are generally subject to Chinese securities regulations and the listing rules of the respective Exchange, among other restrictions. In addition,
Stock Connect Securities generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules.
While Stock Connect is not subject to individual investment quotas, daily and aggregate investment quotas apply to all Stock Connect participants, which may restrict or preclude the Fund’s ability to invest in Stock Connect Securities. Trading in the Stock Connect program is subject to trading, clearance and settlement procedures that are untested in China, which could pose risks to the Fund. Finally, the withholding tax treatment of dividends and capital gains payable to overseas investors currently is unsettled. In China, the Hong Kong Monetary Authority Central Money Markets Unit holds Bond Connect securities on behalf of ultimate investors (such as the Fund) in accounts maintained with a China-based custodian (either the China Central Depository & Clearing Co. or the
Shanghai Clearing House). This recordkeeping system subjects the Fund to various risks, including the risk that the Fund may have a limited ability to enforce rights as a bondholder and the risks of settlement delays and counterparty default of the Hong Kong sub-custodian. In addition, enforcing the ownership rights of a beneficial holder of Bond Connect securities is untested and courts in China have limited experience in applying the concept of beneficial ownership. Bond
Connect uses the trading infrastructure of both Hong Kong and China and is not available on trading holidays in Hong Kong. As a result, prices of securities purchased through Bond Connect may fluctuate at times when a Fund is unable to add to or exit its position. Securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect.
The application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of the Stock Connect and Bond Connect programs, are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.
1. The Fund has a fee waiver associated with any investment it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 2/28/23. Fund investment results reflect the fee waiver; without this reduction, the results would have been lower.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Morningstar. The MSCI China All Shares Index-NR captures large- and mid-cap representation across China A-shares, B-shares, H-shares, Red Chips, P-Chips and foreign listings (e.g., ADRs). The index aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. The
MSCI China Index-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of mid- and large-capitalization companies in China. Net Returns (NR) include income net of tax withholding when dividends are paid.
See www.franklintempletondatasources.com for additional data provider information.

Templeton Dragon Fund, Inc.
Consolidated Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Six Months
Ended June
30, 2022
(unaudited)
Year Ended December 31,
2021 2020 2019 2018 2017
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $18.70 $24.93 $21.81 $19.01 $24.53 $19.05
Income from investment operations:
Net investment income (loss)
a
........ (0.02) (0.16) (0.06) 0.19 0.32
b
0.19
Net realized and unrealized gains (losses) (2.77) (3.67) 8.96 4.70 (3.76) 6.98
Total from investment operations ........ (2.79) (3.83) 8.90 4.89 (3.44) 7.17
Less distributions from:
Net investment income .............. — — (0.16) (0.30) (0.21) (0.34)
Net realized gains ................. — (2.40) (5.62) (1.79) (1.90) (1.37)
Total distributions ................... — (2.40) (5.78) (2.09) (2.11) (1.71)
Repurchase of shares .............. — — — —
c
0.03 0.02
Net asset value, end of period .......... $15.91 $18.70 $24.93 $21.81 $19.01 $24.53
Market value, end of period
d
........... $14.26 $17.00 $23.36 $19.45 $17.00 $21.51
Total return (based on net asset value per
share)
e
........................... (14.92)% (15.52)% 42.18% 26.49% (14.64)% 38.22%
Total return (based on market value per
share)
e
........................... (16.12)% (17.83)% 52.46% 27.55% (11.87)% 42.06%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 1.42% 1.37% 1.34% 1.35% 1.33% 1.36%
Expenses net of waiver and payments by
affiliates .......................... 1.42%
g
1.37%
g
1.33% 1.34% 1.33%
g
1.35%
h
Net investment income (loss) .......... (0.28) % (0.70)% (0.26)% 0.88% 1.34%
b
0.84%
Supplemental data
Net assets, end of period (000’s) ........ $537,788 $632,030 $842,645 $737,427 $643,788 $837,967
Portfolio turnover rate ................ 2.07% 11.64% 39.50% 36.70% 14.06% 50.93%
a
Based on average daily shares outstanding.
b
Net investment income per share includes approximately $0.07 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.05%.
c
Amount rounds to less than $0.01 per share.
d
Based on the last sale on the New York Stock Exchange.
e
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Benefit of expense reduction rounds to less than 0.01%.

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments, June 30, 2022
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Air Freight & Logistics 1.4%
a
SF Holding Co. Ltd., A .................................. China 884,700 $ 7,383,434
Auto Components 0.9%
Minth Group Ltd. ...................................... China 1,686,910 4,621,911
Automobiles 2.2%
a
BYD Co. Ltd., A ....................................... China 60,300 3,010,721
BYD Co. Ltd., H ...................................... China 97,000 3,909,996
Geely Automobile Holdings Ltd. ........................... China 565,135 1,294,350
b
NIO, Inc., ADR ....................................... China 171,675 3,728,781
11,943,848
Banks 5.2%
a
China Merchants Bank Co. Ltd., A ......................... China 1,574,200 9,947,875
China Merchants Bank Co. Ltd., H ......................... China 2,279,448 15,396,266
a,b
Ping An Bank Co. Ltd., A ................................ China 1,109,400 2,487,824
27,831,965
Beverages 6.0%
China Resources Beer Holdings Co. Ltd. .................... China 979,210 7,317,565
a
Kweichow Moutai Co. Ltd., A ............................. China 45,945 14,041,903
a
Luzhou Laojiao Co. Ltd., A ............................... China 193,756 7,146,109
a
Wuliangye Yibin Co. Ltd., A .............................. China 129,200 3,903,326
32,408,903
Biotechnology 2.3%
b,c
BeiGene Ltd. ......................................... China 125,169 1,590,057
b,c
I-Mab, ADR .......................................... China 200,893 2,270,091
b,c,d
InnoCare Pharma Ltd., 144A, Reg S ....................... China 1,626,000 2,792,506
b,d
Innovent Biologics, Inc., 144A, Reg S ...................... China 740,172 3,311,554
a,b
Jinyu Bio-Technology Co. Ltd., A .......................... China 1,919,200 2,627,890
12,592,098
Capital Markets 2.3%
a
East Money Information Co. Ltd., A ........................ China 2,026,272 7,711,911
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 90,257 4,463,746
12,175,657
Chemicals 4.4%
a
Guangzhou Tinci Materials Technology Co. Ltd., A ............. China 1,909,880 17,730,219
a
Jiangsu Yangnong Chemical Co. Ltd., A .................... China 313,900 6,249,191
23,979,410
Construction Materials 3.0%
a
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., A ...... China 1,780,318 13,705,070
a
Keshun Waterproof Technologies Co. Ltd., A ................. China 1,261,900 2,487,259
16,192,329
Containers & Packaging 1.2%
a
Zhejiang Jiemei Electronic & Technology Co. Ltd., A ........... China 1,557,600 6,414,972
Electrical Equipment 5.4%
a
Contemporary Amperex Technology Co. Ltd., A ............... China 97,400 7,797,128
a
Hongfa Technology Co. Ltd., A ............................ China 1,733,809 10,851,844
a,b
Sunwoda Electronic Co. Ltd., A ........................... China 2,194,600 10,393,530
29,042,502
Electronic Equipment, Instruments & Components 1.3%
a
Luxshare Precision Industry Co. Ltd., A ..................... China 1,360,238 6,874,044

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment 2.4%
b,c
Bilibili, Inc., ADR ...................................... China 33,494 $ 857,447
NetEase, Inc. ........................................ China 632,379 11,913,631
12,771,078
Food & Staples Retailing 0.8%
a
Laobaixing Pharmacy Chain JSC, A ....................... China 840,268 4,257,962
Food Products 1.2%
a
Inner Mongolia Yili Industrial Group Co. Ltd., A ............... China 1,150,800 6,699,010
Health Care Equipment & Supplies 1.5%
a
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A .......... China 168,701 7,904,546
Health Care Providers & Services 1.6%
a,b
Aier Eye Hospital Group Co. Ltd., A ........................ China 928,631 6,218,649
b,d
New Horizon Health Ltd., 144A, Reg S ..................... China 754,000 2,275,542
8,494,191
Hotels, Restaurants & Leisure 1.0%
Yum China Holdings, Inc. ............................... China 108,078 5,241,783
Household Durables 4.2%
a
Haier Smart Home Co. Ltd., A ............................ China 1,278,000 5,252,062
a
Midea Group Co. Ltd., A ................................ China 1,188,316 10,747,490
a
Suofeiya Home Collection Co. Ltd., A ...................... China 1,585,100 6,522,540
22,522,092
Insurance 0.9%
a
Ping An Insurance Group Co. of China Ltd., A ................ China 166,850 1,166,021
Ping An Insurance Group Co. of China Ltd., H ................ China 546,927 3,764,609
4,930,630
Interactive Media & Services 9.5%
b,c
Baidu, Inc., ADR ...................................... China 53,981 8,028,594
b,c,d
Kuaishou Technology, 144A, Reg S ........................ China 225,888 2,538,666
Tencent Holdings Ltd. .................................. China 891,026 40,332,166
50,899,426
Internet & Direct Marketing Retail 12.8%
b
Alibaba Group Holding Ltd. .............................. China 2,386,738 34,047,539
JD.com, Inc., A ....................................... China 573,312 18,473,738
b,d
Meituan Dianping, B, 144A, Reg S ........................ China 664,841 16,590,529
69,111,806
IT Services 1.0%
b,c
GDS Holdings Ltd., ADR ................................ China 158,752 5,300,729
Life Sciences Tools & Services 5.5%
d
Hangzhou Tigermed Consulting Co. Ltd., H, 144A, Reg S ....... China 138,000 1,600,445
a
WuXi AppTec Co. Ltd., A ................................ China 386,480 6,014,149
d
WuXi AppTec Co. Ltd., H, 144A, Reg S ..................... China 696,008 9,311,103
b,d
Wuxi Biologics Cayman, Inc., 144A, Reg S .................. China 1,379,750 12,783,886
29,709,583
Machinery 3.3%
a
Estun Automation Co. Ltd., A ............................. China 350,000 1,284,171
a
Jiangsu Hengli Hydraulic Co. Ltd., A ....................... China 206,300 1,903,061
a
Shenzhen Inovance Technology Co. Ltd., A .................. China 1,038,600 10,238,681
Weichai Power Co. Ltd., H .............................. China 2,826,261 4,501,081
17,926,994

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Media 0.4%
b,d
Mobvista, Inc., 144A, Reg S ............................. China 3,098,200 $ 2,075,381
Metals & Mining 0.7%
CMOC Group Ltd., H ................................... China 6,516,000 3,638,564
Pharmaceuticals 0.4%
a,b
Jiangsu Hengrui Medicine Co. Ltd., A ...................... China 372,591 2,066,425
a,b,e,f
Kangmei Pharmaceutical Co. Ltd. ......................... China 673,786 124,890
2,191,315
Professional Services 0.4%
a
Centre Testing International Group Co. Ltd., A ................ China 710,500 2,466,619
Real Estate Management & Development 1.6%
d
A-Living Smart City Services Co. Ltd., H, 144A, Reg S ......... China 932,972 1,501,912
China Resources Land Ltd. .............................. China 1,018,375 4,775,424
Country Garden Services Holdings Co. Ltd. .................. China 489,600 2,197,248
8,474,584
Semiconductors & Semiconductor Equipment 7.1%
b
Daqo New Energy Corp., ADR ........................... China 79,428 5,669,571
b,d
Hua Hong Semiconductor Ltd., 144A, Reg S ................. China 1,785,624 6,481,529
a
LONGi Green Energy Technology Co. Ltd., A ................. China 1,060,892 10,602,772
a
Sino Wealth Electronic Ltd., A ............................ China 1,447,220 10,789,193
a,b
Will Semiconductor Co. Ltd. Shanghai, A .................... China 178,051 4,617,402
38,160,467
Software 0.5%
a
Hundsun Technologies, Inc., A ............................ China 394,555 2,571,413
Specialty Retail 2.5%
a,b
China Tourism Group Duty Free Corp. Ltd., A ................ China 392,300 13,666,441
Textiles, Apparel & Luxury Goods 2.9%
ANTA Sports Products Ltd. .............................. China 1,272,875 15,664,385
Transportation Infrastructure 0.7%
a,b
Shanghai International Airport Co. Ltd., A .................... China 450,800 3,824,363
Total Common Stocks (Cost $395,292,176) .....................................
529,964,435
Principal
Amount
*
Convertible Bonds 0.2%
Electrical Equipment 0.1%
a
Hongfa Technology Co. Ltd. , Zero Cpn., 10/27/27 ............. China 3,325,000 CNY 615,041
Electronic Equipment, Instruments & Components 0.0%
†
a
Luxshare Precision Industry Co. Ltd. , 0.2% , 11/03/26 ........... China 583,100 CNY 99,569
Semiconductors & Semiconductor Equipment 0.1%
a,g
LONGi Green Energy Technology Co. Ltd. , FRN , Zero Cpn., 1/04/28 China 980,000 CNY 201,813
Total Convertible Bonds (Cost $765,046) .......................................
916,423
Total Long Term Investments (Cost $396,057,222) ...............................
530,880,858
a

Templeton Dragon Fund, Inc.
Consolidated Schedule of Investments
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Short Term Investments 1.1%
a a
Country Shares
a
Value
a a a
Money Market Funds 0.8%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 4,473,030 $ 4,473,030
Total Money Market Funds (Cost $4,473,030) ...................................
4,473,030
a a a
j
Investments from Cash Collateral Received for
Loaned Securities 0.3%
Money Market Funds 0.3%
h,i
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .... United States 1,295,666 1,295,666
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $1,295,666) ............................................................
1,295,666
Total Short Term Investments (Cost $5,768,696 ) .................................
5,768,696
a
Total Investments (Cost $401,825,918) 99.8% ...................................
$536,649,554
Other Assets, less Liabilities 0.2% .............................................
1,214,753
Net Assets 100.0% ...........................................................
$537,864,307
See Abbreviations on page 24.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
The security is owned by Templeton China Opportunities Fund, Ltd., a wholly-owned subsidiary of the Fund. See Note 1(c).
b
Non-income producing.
c
A portion or all of the security is on loan at June 30, 2022. See Note 1(d).
d
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $61,263,053, representing 11.4% of net assets.
e
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
f
See Note 9 regarding restricted securities.
g
The coupon rate shown represents the rate at period end.
h
See Note 3(c) regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
j
See Note 1(d) regarding securities on loan.

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
June 30, 2022 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton
Dragon Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $396,057,222
Cost - Non-controlled affiliates (Note 3 c ) ........................................................ 5,768,696
Value - Unaffiliated issuers (Includes securities loaned of $8,974,490) ................................. $530,880,858
Value - Non-controlled affiliates (Note 3 c ) ....................................................... 5,768,696
Cash .................................................................................... 5,393
Foreign currency, at value (cost $2,890,188) ...................................................... 2,875,282
Receivables:
Dividends and interest ..................................................................... 512,509
Total assets .......................................................................... 540,042,738
Liabilities:
Payables:
Management fees ......................................................................... 522,647
Director s' fees and expenses ................................................................ 54,861
Payable upon return of securities loaned (Note 1 d ) .................................................. 1,295,666
Accrued expenses and other liabilities ........................................................... 305,257
Total liabilities ......................................................................... 2,178,431
Net assets, at value ................................................................. $537,864,307
Net assets consist of:
Paid-in capital ............................................................................. $360,254,132
Total distributable earnings (losses) ............................................................. 177,610,175
Net assets, at value ................................................................. $537,864,307
Shares outstanding ......................................................................... 33,804,143
Net asset value per share .................................................................... $15.91

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statement of Operations
for the period ended June 30, 2022 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these consolidated financial statements.

Templeton
Dragon Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $186,429)
Unaffiliated issuers ........................................................................ $2,959,549
Non-controlled affiliates (Note 3 c ) ............................................................. 3,593
Interest:
Unaffiliated issuers ........................................................................ 300
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 13,199
Non-controlled affiliates (Note 3 c ) ............................................................. 776
Total investment income ................................................................... 2,977,417
Expenses:
Management fees (Note 3 a ) ................................................................... 3,284,655
Transfer agent fees ......................................................................... 36,034
Custodian fees ............................................................................. 190,443
Reports to shareholders fees .................................................................. 34,323
Registration and filing fees .................................................................... 18,182
Professional fees ........................................................................... 103,462
Directors' fees and expenses .................................................................. 21,363
Other .................................................................................... 21,197
Total expenses ......................................................................... 3,709,659
Expenses waived/paid by affiliates (Note 3 c ) ................................................... (6,503)
Net expenses ......................................................................... 3,703,156
Net investment income (loss) ............................................................ (725,739)
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (2,097,211)
Foreign currency transactions ................................................................ 1,708
Net realized gain (loss) .................................................................. (2,095,503)
Net change in unrealized appreciatio n (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (91,318,524)
Translation of other assets and liabilities denominated in foreign currencies .............................. (26,422)
Net change in unrealized appreciation (depreciation) ............................................ (91,344,946)
Net realized and unrealized gain (loss) ............................................................ (93,440,449)
Net increase (decrease) in net assets resulting from operations .......................................... $(94,166,188)

Templeton Dragon Fund, Inc.
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Semiannual Report

Templeton Dragon Fund, Inc.
Six Months Ended
June 30, 2022
(unaudited)
Year Ended
December 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income (loss) ............................................ $(725,739) $(5,553,226)
Net realized gain (loss) ................................................. (2,095,503) 49,314,218
Net change in unrealized appreciation (depreciation) ........................... (91,344,946) (173,167,320)
Net increase (decrease) in net assets resulting from operations ................ (94,166,188) (129,406,328)
Distributions to shareholders .............................................. — (81,204,312)
Net increase (decrease) in net assets ................................... (94,166,188) (210,610,640)
Net assets:
Beginning of period ..................................................... 632,030,495 842,641,135
End of period .......................................................... $537,864,307 $632,030,495

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Templeton Dragon Fund, Inc. (Fund) is registered under
the Investment Company Act of 1940 (1940 Act) as a
closed-end management investment company and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP).
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Fund's
Board of Directors (the Board), the Fund's administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
The Fund has procedures to determine the fair value of
financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund
primarily employs a market-based approach which may
use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
June 30, 2022, certain securities may have been fair valued
using these procedures, in which case the securities were
categorized as Level 2 inputs within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Investments in Templeton China Opportunities
Fund, Ltd. (China Fund)
The Fund invests in certain China A-shares through
its investment in the China Fund. The China Fund is a
Cayman Islands exempted company, and is a wholly-owned
subsidiary of the Fund, and is able to invest directly in
China A-shares consistent with the investment objective of
the Fund. At June 30, 2022, the China Fund’s investments
as well as any other assets and liabilities of the China
Fund are reflected in the Fund’s Consolidated Schedule
of Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At June 30, 2022, the net assets of the
China Fund were $263,527,785 representing 49.0% of the
Fund’s consolidated net assets.
The China Fund gains access to the A-shares market
through Templeton Investment Counsel, LLC (TIC), which
serves as the registered Qualified Foreign Institutional
Investor (QFII) for the China Fund. Investment decisions
related to the China Fund A-shares are specific to the Fund
and it bears the resultant economic and tax consequences of
its holdings and transactions in A-shares. The China Fund is subject to certain restrictions and administrative processes relating to its ability to repatriate cash balances, investment proceeds, and earnings associated with its A-shares and
may incur substantial delays in gaining access to its assets or a loss of value in the event of noncompliance with
applicable Chinese rules or requirements.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. Additionally, the Fund held $7,995,639 in
U.S. Government and Agency securities as collateral. These
securities are held as collateral in segregated accounts with the Fund’s custodian. The Fund cannot repledge or resell
these securities held as collateral. As such, the non-cash
collateral is excluded from the Consolidated Statement of
Assets and Liabilities. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent
and/or third-party vendor, is reported separately in the
Consolidated Statement of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of June 30, 2022, the Fund has
determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Capital Stock
At June 30, 2022, there were 100 million shares authorized ($0.01 par value). During the period ended June 30, 2022 and year ended December 31, 2021, there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. Since the inception of the program, the Fund has repurchased a total of 9,335,184 shares. During the period ended June 30, 2022 and year ended December 31, 2021, there were no shares repurchased.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and directors of the Fund are also officers, and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to TAML based on the average weekly net assets of the Fund as follows:
For the period ended June 30, 2022, the annualized gross effective investment management fee rate was 1.250% of the
Fund’s average weekly net assets.
Under an agreement with TAML, TIC is paid a fee for serving as the QFII for the China Fund. The fee is paid by TAML and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Asset Management Ltd. (TAML) Investment manager
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investment Management Ltd. (FTIML) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Annualized Fee Rate Net Assets
1.250% Up to and including $1 billion
1.200% Over $1 billion, up to and including $5 billion
1.150% Over $5 billion, up to and including $10 billion
1.100% Over $10 billion, up to and including $15 billion
1.050% Over $15 billion, up to and including $20 billion
1.000% In excess of $20 billion
1. Organization and Significant Accounting Policies
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
b. Administrative Fees
Under an agreement with TAML, FT Services provides administrative services to the Fund. The fee is paid by TAML based on the Fund's average weekly net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the period ended June 30, 2022, the Fund held investments in affiliated management investment companies as follows:
Under a subadvisory agreement, FTIML, an affiliate of TAML, provides subadvisory services to the Fund. The subadvisory fee is paid by TAML based on the Fund's average weekly net assets, and is not an additional expense of the Fund. The subadvisory fee is equal to an annual rate of 50% of the net investment advisory fee. For purposes of the subadvisory agreement, the net investment advisory fee equals (i) 96% of an amount equal to the total management fees payable to TAML, minus any Fund fees and/or expenses waived or reimbursed by TAML, minus (ii) any fees payable by TAML to FT Services for administrative services. Effective March 1, 2022, the subadvisory agreement was terminated.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Dragon Fund, Inc.
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 3,885,145 $ 13,115,227 $ (12,527,342) $ — $ — $ 4,473,030 4,473,030 $ 3,593
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $466,904 $11,034,781 $(10,206,019) $— $— $1,295,666 1,295,666 $776
Total Affiliated Securities ... $4,352,049 $24,150,008 $(22,733,361) $— $— $5,768,696 $4,369
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
4. Income Taxes
At June 30, 2022, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and investments in the China Fund.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2022, aggregated
$11,110,416 and $12,839,698, respectively.
At June 30, 2022, in connection with securities lending transactions, the Fund loaned equity investments and received
$1,295,666 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Investing in China A shares may include certain risks and considerations not typically associated with investing in U.S.
securities. In general, A shares are issued by companies incorporated in the People’s Republic of China (PRC) and listed on the Shanghai and Shenzhen Stock Exchanges and available for investment by domestic (Chinese) investors and holders of a
QFII license and, in the case of certain eligible A shares, through the Shanghai and Shenzhen Stock Connect programs. The
Shanghai and Shenzhen Stock Exchanges are, however, substantially smaller, less liquid and more volatile than the major securities markets in the United States.
Certain investments in Chinese companies may be made through a special structure known as a variable interest entity
(VIE). In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the
VIE, which must be owned by Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the
VIE into its financials pursuant to contractual arrangements. It is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure and whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies.
Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund's returns and net asset value.
Cost of investments .......................................................................... $400,682,247
Unrealized appreciation ........................................................................ $182,880,426
Unrealized depreciation ........................................................................ (46,913,119)
Net unrealized appreciation (depreciation) .......................................................... $135,967,307

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

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Semiannual Report
7. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
8. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2022, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
†
Rounds to less than 0.1% of net assets.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Shares Issuer
Acquisition
Date Cost Value
Templeton Dragon Fund, Inc .
673,786 Kangmei Pharmaceutical Co. Ltd . ................ 4/06/22 $ — $ 124,890
Total Restricted Securities (Value is 0.0%
†
of Net Assets) ............. $— $124,890

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Dragon Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Air Freight & Logistics ................... $ — $ 7,383,434 $ — $ 7,383,434
Auto Components ...................... — 4,621,911 — 4,621,911
Automobiles .......................... 3,728,781 8,215,067 — 11,943,848
Banks ............................... — 27,831,965 — 27,831,965
Beverages ........................... — 32,408,903 — 32,408,903
Biotechnology ......................... 2,270,091 10,322,007 — 12,592,098
Capital Markets ........................ — 12,175,657 — 12,175,657
Chemicals ........................... — 23,979,410 — 23,979,410
Construction Materials .................. — 16,192,329 — 16,192,329
Containers & Packaging ................. — 6,414,972 — 6,414,972
Electrical Equipment .................... — 29,042,502 — 29,042,502
Electronic Equipment, Instruments &
Components ........................ — 6,874,044 — 6,874,044
Entertainment ......................... 857,447 11,913,631 — 12,771,078
Food & Staples Retailing ................. — 4,257,962 — 4,257,962
Food Products ........................ — 6,699,010 — 6,699,010
Health Care Equipment & Supplies ......... — 7,904,546 — 7,904,546
Health Care Providers & Services .......... — 8,494,191 — 8,494,191
Hotels, Restaurants & Leisure ............. 5,241,783 — — 5,241,783
Household Durables .................... — 22,522,092 — 22,522,092
Insurance ............................ — 4,930,630 — 4,930,630
Interactive Media & Services .............. 8,028,594 42,870,832 — 50,899,426
Internet & Direct Marketing Retail .......... — 69,111,806 — 69,111,806
IT Services ........................... 5,300,729 — — 5,300,729
Life Sciences Tools & Services ............ — 29,709,583 — 29,709,583
Machinery ............................ — 17,926,994 — 17,926,994
Media ............................... — 2,075,381 — 2,075,381
Metals & Mining ....................... — 3,638,564 — 3,638,564
Pharmaceuticals ....................... — 2,066,425 124,890 2,191,315
Professional Services ................... — 2,466,619 — 2,466,619
Real Estate Management & Development .... — 8,474,584 — 8,474,584
Semiconductors & Semiconductor Equipment . 5,669,571 32,490,896 — 38,160,467
Software ............................. — 2,571,413 — 2,571,413
Specialty Retail ........................ — 13,666,441 — 13,666,441
Textiles, Apparel & Luxury Goods .......... — 15,664,385 — 15,664,385
Transportation Infrastructure .............. — 3,824,363 — 3,824,363
Convertible Bonds :
Electrical Equipment .................... — 615,041 — 615,041
Electronic Equipment, Instruments &
Components ........................ 99,569 — — 99,569
Semiconductors & Semiconductor Equipment . — 201,813 — 201,813
Short Term Investments ................... 5,768,696 — — 5,768,696
Total Investments in Securities ........... $36,965,261 $499,559,403
a
$124,890 $536,649,554
a
Includes foreign securities valued at $498,742,549, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Dragon Fund, Inc.
Notes to Consolidated Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
11. New Accounting Pronouncements
In June 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-03,
Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.
The amendments in the ASU clarify that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, should not be considered in measuring fair value. The ASU is effective for interim and annual reporting periods beginning after December 15, 2023, with the option of early adoption. Management is currently evaluating the impact, if any, of applying this ASU.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Cu r rency
CNY
Chinese Yuan
Selected Portfolio
ADR
American Depositary Receipt
FRN
Floating Rate Note

Templeton Dragon Fund, Inc.

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Semiannual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board has approved an open-market share
repurchase program which includes an initial authorization
for the Fund to repurchase up to 10% of its outstanding
shares in open-market transactions, as well as up to an
additional 10% of its outstanding shares, above and in
addition to the initial 10% previously authorized. This
authorization remains in effect.
The timing and amount of repurchases continue to be
at the discretion of the investment manager, taking into
account various factors, including, but not limited to, the
level of the discount, the Fund’s performance, portfolio
holdings, dividend history, market conditions, cash on
hand, the availability of other attractive investments and
whether the sale of certain portfolio securities would be
undesirable because of liquidity concerns or because the
sale might subject the Fund to adverse tax consequences.
Any repurchases would be made on a national securities
exchange at the prevailing market price, subject to exchange requirements, federal securities laws and rules that restrict repurchases, and the terms of any outstanding leverage or
borrowing of the Fund. If and when the Fund’s additional
10% threshold is reached, no further repurchases could be
completed until authorized by the Board. Until the additional
10% threshold is reached, Fund management will have
the flexibility to commence share repurchases if and when
it is determined to be appropriate in light of prevailing
circumstances. The share repurchase program is intended
to benefit shareholders by enabling the Fund to repurchase
shares at a discount to net asset value, thereby increasing
the proportionate interest of each remaining shareholder in
the Fund.
In the Notes to Consolidated Financial Statements section,
please see note 2 (Capital Stock) for additional information regarding shares repurchased.
Sub-Advisory Agreement termination
Effective March 1, 2022, the sub-advisory agreement
between Templeton Asset Management Ltd. (“TAML”), the
investment manager to the Fund, and Franklin Templeton
Investment Management Limited (“FTIML”) (the “FTIML Sub-
Advisory Agreement”) was terminated.
Michael Lai, the lead portfolio manager of the Fund,
continues to serve as lead portfolio manager of the Fund
and the termination of the FTIML Sub-Advisory Agreement
had no impact upon the Fund’s expenses because the Fund
continued to pay the same amount of compensation to
TAML.

Templeton Dragon Fund, Inc.
Annual Meeting of Shareholders May 26, 2022 (unaudited)

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Semiannual Report
The Annual Meeting of Shareholders of Templeton Dragon Fund, Inc. (the “Fund”) was held at the Fund’s offices, 300 S.E. 2nd
Street, Fort Lauderdale, Florida, on May 26, 2022. The purpose of the meeting was to elect four Directors of the Fund and to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2022. At the meeting, the following persons were elected by the shareholders to serve as
Directors of the Fund: Edith E. Holiday, Larry D. Thompson, Rupert H. Johnson, Jr. and Gregory E. Johnson.* Shareholders
also ratified the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2022. No other business was transacted at the meeting with respect to the Fund.
The results of the voting at the Annual Meeting are as follows:
1. Election of four Directors:
There were no broker non-votes received with respect to this item.
2. Ratification of the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the
Fund for the fiscal year ending December 31, 2022:
Term Expiring 2025 For
% of
Outstanding
Shares
% of
Shares
Present Against
% of
Outstanding
Shares
% of
Shares
Present
Edith E. Holiday
.............
26,076,439 77.14% 97.27% 516,482 1.53% 1.93%
Larry D. Thompson
...........
26,031,853 77.01% 97.10% 558,146 1.65% 2.08%
Rupert H. Johnson, Jr.
........
16,100,843 47.63% 60.06% 10,486,838 31.02% 39.12%
Gregory E. Johnson
..........
16,114,476 47.67% 60.11% 10,439,173 30.88% 38.94%
Term Expiring 2025 Abstain
% of
Outstanding
Shares
% of
Shares
Present
Edith E. Holiday
.............
215,864 0.64% 0.81%
Larry D. Thompson
...........
218,601 0.65% 0.82%
Rupert H. Johnson, Jr.
........
220,918 0.65% 0.82%
Gregory E. Johnson
..........
254,951 0.75% 0.95%
Shares
Voted
% of
Outstanding
Shares
% of
Shares
Present
For
.......................
26,521,837 78.46% 98.93%
Against
....................
144,980 0.43% 0.54%
Abstain
....................
142,578 0.42% 0.53%
* Harris J. Ashton, Ann Torre Bates, Mary C. Choksi, J. Michael Luttig, David W. Niemiec, Constantine D. Tseretopoulos and Robert E. Wade are Directors of the Fund who
are currently serving and whose terms of office continued after the Annual Meeting of Shareholders.

Templeton Dragon Fund, Inc.

franklintempleton.com
Semiannual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) with the following features:
If shares of the Fund are held in the shareholder’s name, the shareholder will automatically be a participant in the Plan unless he elects to withdraw. If the shares are registered in the name of a broker-dealer or other nominee (i.e., in “street name”), the broker-dealer or nominee will elect to participate in the Plan on the shareholder’s behalf unless the shareholder instructs them otherwise, or unless the reinvestment service is not provided by the broker-dealer or nominee.
To receive dividends or distributions in cash, the shareholder must notify American Stock Transfer and Trust Company, LLC
(the “Plan Administrator”) at P.O. Box 922, Wall Street Station, New York, NY 10269-0560 or the institution in whose name the shares are held. The Plan Administrator must receive written notice ten business days before the record date for the distribution.
Whenever the Fund declares dividends in either cash or shares of the Fund, if the market price is equal to or exceeds net asset value at the valuation date, the participant will receive the dividends entirely in new shares at a price equal to the net asset value, but not less than 95% of the then current market price of the Fund’s shares. If the market price is lower than net asset value or if dividends and/or capital gains distributions are payable only in cash, the participant will receive shares purchased on the New York Stock Exchange or otherwise on the open market.
A participant has the option of submitting additional cash payments to the Plan Administrator, in any amounts of at least
$100, up to a maximum of $5,000 per month, for the purchase of Fund shares for his or her account. These payments can be made by check payable to American Stock Transfer and Trust Company, LLC and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560, Attention: Templeton Dragon Fund, Inc.
The Plan Administrator will apply such payments (less a $5.00 service charge and less a pro rata share of trading fees) to purchases of the Fund’s shares on the open market.
Whenever shares are purchased on the New York Stock Exchange or otherwise on the open market, each participant will pay a pro rata portion of trading fees. Trading fees will be deducted from amounts to be invested. The Plan Administrator’s fee for a sale of shares through the Plan is $15.00 per transaction plus a $0.12 per share trading fee.
The automatic reinvestment of dividends and/or capital gains does not relieve the participant of any income tax that may be payable on dividends or distributions.
The participant may withdraw from the Plan without penalty at any time by written notice to the Plan Administrator sent to
American Stock Transfer and Trust Company, LLC, P.O. Box 922, Wall Street Station, New York, NY 10269-0560. Upon
withdrawal, the participant will receive, without charge, share certificates issued in the participant’s name for all full shares held by the Plan Administrator; or, if the participant wishes, the Plan Administrator will sell the participant’s shares and send the proceeds to the participant, less a service charge of $15.00 and less trading fees of $0.12 per share. The Plan Administrator will convert any fractional shares held at the time of withdrawal to cash at current market price and send a check to the participant for the net proceeds.
For more information, please see the Plan’s Terms and Conditions located at the back of this report.

Templeton Dragon Fund, Inc.
Dividend Reinvestment and Cash Purchase Plan

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Semiannual Report
Transfer Agent
American Stock Transfer and Trust Company, LLC
P.O. Box 922, Wall Street Station,
New York, NY 10269-056
(800) 416-5585
www.astfinancial.com
Direct Deposit Service for Registered Shareholders
Cash distributions can now be electronically credited to a checking or savings account at any financial institution that participates in the Automated Clearing House (“ACH”) system. The Direct Deposit service is provided for registered shareholders at no charge. To enroll in the service, access your account online by going to www.astfinancial.com or dial (800)
416-5585 (toll free) and follow the instructions. Direct Deposit will begin with the next scheduled distribution payment date following enrollment in the service.
Direct Registration
If you are a registered shareholder of the Fund, purchases of shares of the Fund can be electronically credited to your Fund account at American Stock Transfer and Trust Company, LLC through Direct Registration. This service provides shareholders with a convenient way to keep track of shares through book entry transactions, electronically move book-entry shares between broker-dealers, transfer agents and DRS eligible issuers, and eliminate the possibility of lost certificates. For additional information, please contact American Stock Transfer and Trust Company, LLC at (800) 416-5585.
Shareholder Information
Shares of Templeton Dragon Fund, Inc. are traded on the New York Stock Exchange under the symbol “TDF.” Information about the net asset value and the market price is available at franklintempleton.com.
For current information about dividends and shareholder accounts, call (800) 416-5585. Registered shareholders can access their Fund account on-line. For information go to American Stock Transfer and Trust Company, LLC website at
www.astfinancial.com and follow the instructions.
The daily closing net asset value as of the previous business day may be obtained when available by calling Franklin
Templeton Fund Information after 7 a.m. Pacific time any business day at (800) DIAL BEN/342-5236. The Fund’s net asset value and dividends are also listed on the NASDAQ Stock Market, Inc.’s Mutual Fund Quotation Service (“NASDAQ MFQS”).
Shareholders not receiving copies of reports to shareholders because their shares are registered in the name of a broker or a custodian can request that they be added to the Fund’s mailing list, by writing Templeton Dragon Fund, Inc., 100 Fountain
Parkway, P.O. Box 33030, St. Petersburg, FL, 33733-8030.

Templeton Dragon Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON DRAGON FUND, INC.
(Fund)
At an in-person meeting held on February 28, 2022
(Meeting), the Board of Directors (Board) of the Fund,
including a majority of the directors who are not “interested persons” as defined in the Investment Company Act of
1940 (Independent Directors), reviewed and approved the
continuance of the investment management agreement
between Templeton Asset Management Ltd. (Manager) and
the Trust, on behalf of the Fund (Management Agreement)
for an additional one-year period. The Independent Trustees
received advice from and met separately with Independent
Trustee counsel in considering whether to approve the
continuation of the Management Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met
with management to request additional information that
the Independent Trustees reviewed and considered at the
Meeting. The Board reviewed and considered all of the
factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of such Management Agreement is in
the best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged the ongoing
integration of the Legg Mason family of funds into the
Franklin Templeton (FT) family of funds and developing
strategies to address areas of heightened concern in
the mutual fund industry, including various regulatory
initiatives and recent geopolitical concerns. The Board
also considered the investment management services that
Templeton Investment Counsel LLC (TICL) provides to the
Cayman Islands-based company, which is wholly owned by
the Fund (Cayman Subsidiary).
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the FT family of funds. The Board noted the
financial position of Franklin Resources, Inc. (FRI), the
Manager’s parent, and its commitment to the mutual fund
business as evidenced by its reassessment of the fund
offerings in response to the market environment and project
initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board
specifically noted FT’s commitment to being a global leader
in stewardship and sustainability and the recent addition of a senior executive focused on environmental, social and
governance and climate control initiatives.

Templeton Dragon Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended November
30, 2021. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also considered the performance returns for the Fund
in comparison to the performance returns of a customized
peer group (Performance Customized Peer Group) selected
by the Manager. The Board also reviewed and considered
Fund performance reports provided and discussions
that occurred with portfolio managers at Board meetings
throughout the year. A summary of the Fund’s performance
results is below. Such results are based on net asset value
without regard to market discounts or premiums.
The Performance Universe for the Fund included the Fund
and all nonleveraged closed-end emerging markets funds.
The Performance Customized Peer Group for the Fund
consists only of emerging markets funds that invest at
least 45% of total assets in the equity securities of China
companies. The Board noted that the Fund’s annualized
total return for the one-year period was below the median
of its Performance Universe, but for the three-, five- and
10-year periods was above the median of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the 10-year period was below the median of
its Performance Customized Peer Group, but for the one-,
three- and five-year periods was equal to the median of its
Performance Customized Peer Group. The Board further
noted the small size of the Fund’s Performance Customized
Peer Group for each period and that therefore no quintile
information was provided for the Fund for those periods.
The Board also noted the Fund’s first quintile performance
for the three- and five-year periods of its Performance
Universe and that the Fund’s return exceeded 8.0% for each
reporting period other than the one-year period. The Board
concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels. While recognizing such inherent
limitation and the fact that expense ratios and Management
Rates generally increase as assets decline and decrease
as assets grow, the Board believed the independent
analysis conducted by Broadridge to be an appropriate
measure of comparative fees and expenses. The Broadridge
Management Rate includes administrative charges. The
Board received a description of the methodology used
by Broadridge to select the mutual funds included in the
Expense Group. The Board also considered the investment
management services that TICL provides to the Cayman
Subsidiary and the related fee waivers that were in place.
The Expense Group for the Fund included the Fund and six
other nonleveraged closed-end emerging markets funds.
The Board noted that the Management Rate for the Fund
was above the median of its Expense Group, but its actual
total expense ratio was less than one basis point above the
median of its Expense Group. The Board concluded that the
Management Rate charged to the Fund is reasonable, noting
the specialized focus of the Fund.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis
provided that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual
funds during the 12-month period ended September 30,
2021, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes
refinements to its methodologies used in calculating
profitability in response to organizational and product-
related changes, the overall methodology has remained
consistent with that used in the Fund’s profitability report

Templeton Dragon Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
presentations from prior years. The Board also noted that
PricewaterhouseCoopers LLP, auditor to FRI and certain FT
funds, has been engaged to periodically review and assess
the allocation methodologies to be used solely by the Fund’s
Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management
fee structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s
ability to realize economies of scale and the sharing of
such benefit is a more relevant consideration in the case of an open-end fund whose size increases as a result of the
continuous sale of its shares. A closed-end fund such as
the Fund does not continuously offer shares, and growth
following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While
believing economies of scale to be less of a factor in the
context of a closed-end fund, the Board believes at some
point an increase in size may lead to economies of scale that would be shared with the Fund and its shareholders. The
Board noted the existence of management fee breakpoints,
which operate generally to share any economies of scale
with the Fund’s shareholders by reducing the Fund’s
effective management fees as the Fund grows in size. The
Board considered management’s view that any analyses of
potential economies of scale in managing a particular fund
are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family
of funds as a whole. The Board concluded that to the extent
economies of scale may be realized by the Manager and its
affiliates, the Fund’s management fee structure provided a
sharing of benefits with the Fund and its shareholders as the
Fund grows.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement with the
Manager for an additional one-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Consolidated Schedule of
Investments
The Fund files a complete consolidated schedule of
investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.

TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

franklintempleton.com
Not part of the semiannual report
1. Each holder of shares (a “Shareholder”) in Templeton
Dragon Fund, Inc. (the “Fund”) whose Fund shares are
registered in his or her own name will automatically be a
participant in the Dividend Reinvestment and Cash Purchase
Plan (the “Plan”), unless any such Shareholder specifically
elects in writing to receive all dividends and capital gains in cash, paid by check, mailed directly to the Shareholder.
A Shareholder whose shares are registered in the name of
a broker- dealer or other nominee (the “Nominee”) will be a
participant if (a) such a service is provided by the Nominee and (b) the Nominee makes an election on behalf of the
Shareholder to participate in the Plan. Nominees intend to
make such an election on behalf of Shareholders whose
shares are registered in their names, as Nominee, unless
a Shareholder specifically instructs his or her Nominee to
pay dividends and capital gains in cash. American Stock
Transfer and Trust Company, LLC (“AST”) will act as Plan
Administrator and will open an account for each participating shareholder (“participant”) under the Plan in the same
name as that in which the participant’s present shares are
registered.
2. Whenever the Fund declares a distribution from capital
gains or an income dividend payable in either cash or shares of the Fund (“Fund shares”), if the market price per share on the valuation date equals or exceeds the net asset value per share, participants will receive such dividend or distribution entirely in Fund shares, and AST shall automatically
receive such Fund shares for participant accounts including
aggregate fractions. The number of additional Fund shares
to be credited to participant accounts shall be determined
by dividing the equivalent dollar amount of the capital
gains distribution or dividend payable to participants by the
Fund’s net asset value per share of the Fund shares on the
valuation date, provided that the Fund shall not issue such
shares at a price lower than 95% of the current market price per share. The valuation date will be the payable date for
such distribution or dividend.
3. Whenever the Fund declares a distribution from capital
gains or an income dividend payable only in cash, or if the
Fund’s net asset value per share exceeds the market price
per share on the valuation date, AST shall apply the amount
of such dividend or distribution payable to participants to
the purchase of Fund shares on the open market (less their
pro rata share of trading fees incurred with respect to open market purchases in connection with the reinvestment of
such dividend or distribution). If, before AST has completed its purchases, the market price exceeds the net asset value
per share, the average per share purchase price paid by
AST may exceed the net asset value of the Fund’s shares,
resulting in the acquisition of fewer shares than if the
dividend or capital gains distribution had been paid in shares issued by the Fund at net asset value per share. Such
purchases will be made promptly after the payable date for
such dividend or distribution, and in no event more than 30
days after such date except where temporary curtailment
or suspension of purchase is necessary to comply with
applicable provisions of the Federal securities laws.
4. A participant has the option of submitting additional
payments to AST, in any amounts of at least $100, up
to a maximum of $5,000 per month, for the purchase of
Fund shares for his or her account. These payments may
be made electronically through www.astfinancial.com or
by check payable to “American Stock Transfer and Trust
Company, LLC” and sent to American Stock Transfer and
Trust Company, LLC, P.O. Box 922, Wall Street Station,
New York, NY 10269-0560, Attention: Templeton Dragon
Fund, Inc. AST shall apply such payments (less a $5.00
service charge and less a pro rata share of trading fees) to purchases of Fund shares on the open market, as discussed
below in paragraph 6. AST shall make such purchases
promptly on approximately the 15th of each month or,
during a month in which a dividend or distribution is paid,
beginning on the dividend payment date, and in no event
more than 30 days after receipt, except where necessary
to comply with provisions of Federal securities law. Any
voluntary payment received less than two business days
before an investment date shall be invested during the
following month unless there are more than 30 days until the next investment date, in which case such payment will be
returned to the participant. AST shall return to the participant his or her entire voluntary cash payment upon written notice of withdrawal received by AST not less than 48 hours before
such payment is to be invested. Such written notice shall
be sent to AST by the participant, as discussed below in
paragraph 14.
5. For all purposes of the Plan: (a) the market price of the
Fund’s shares on a particular date shall be the last sale
price on the New York Stock Exchange on that date if a
business day and if not, on the preceding business day, or
if there is no sale on such Exchange on such date, then the
mean between the closing bid and asked quotations for such
shares on such Exchange on such date, and (b) net asset
value per share of the Fund’s shares on a particular date
shall be as determined by or on behalf of the Fund.

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
6. Open market purchases provided for above may be
made on any securities exchange where Fund shares are
traded, in the over-the-counter market or in negotiated
transactions and may be on such terms as to price, delivery
and otherwise as AST shall determine. Participant funds
held by AST uninvested will not bear interest, and it is
understood that, in any event, AST shall have no liability in connection with any inability to purchase Fund shares within
30 business days after the payable date for any dividend
or distribution as herein provided, or with the timing of any purchases effected. AST shall have no responsibility as
to the value of the Fund shares acquired for participant
accounts. For the purposes of purchases in the open
market, AST may aggregate purchases with those of other
participants, and the average price (including trading fees)
of all shares purchased by AST shall be the price per share
allocable to all participants.
7. AST will hold shares acquired pursuant to this Plan,
together with the shares of other participants acquired
pursuant to this Plan, in its name or that of its nominee. AST will forward to participants any proxy solicitation material and will vote any shares so held for participants only in
accordance with the proxies returned by participants to the
Fund. Upon written request, AST will deliver to participants, without charge, a certificate or certificates for all or a portion of the full shares held by AST.
8. AST will confirm to participants each acquisition made
for an account as soon as practicable but not later than
60 business days after the date thereof. AST will send to
participants a detailed account statement showing total
dividends and distributions, date of investment, shares
acquired and price per share, and total shares of record
for the account. Although participants may from time to
time have an undivided fractional interest (computed to
three decimal places) in a share of the Fund, no certificates for a fractional share will be issued. However, dividends
and distributions on fractional shares will be credited to
participant accounts. In the event of termination of an
account under the Plan, AST will adjust for any such
undivided fractional interest in cash at the market price of the
Fund’s shares on the date of termination.
9. Any share dividends or split shares distributed by the
Fund on shares held by AST for participants will be credited to participant accounts. In the event that the Fund makes
available to its shareholders transferable rights to purchase additional Fund shares or other securities, AST will sell such rights and apply the proceeds of the sale to the purchase
of additional Fund shares for the participant accounts. The
shares held for participants under the Plan will be added
to underlying shares held by participants in calculating the number of rights to be issued.
10. AST’s service charge for capital gains or income dividend purchases will be paid by the Fund when shares are issued
by the Fund or purchased on the open market. AST will
deduct a $5.00 service charge from each voluntary cash
payment. Participants will be charged a pro rata share of
trading fees on all open market purchases.
11. Participants may withdraw shares from such participant’s account or terminate their participation under the Plan by
notifying AST in writing. Such withdrawal or termination
will be effective immediately if notice is received by AST
not less than ten days prior to any dividend or distribution record date; otherwise such withdrawal or termination will
be effective after the investment of any current dividend
or distribution or voluntary cash payment. The Plan may
be terminated by AST or the Fund upon 90 days’ notice
in writing mailed to participants. Upon any withdrawal or
termination, AST will cause a certificate or certificates for the full shares held by AST for participants and cash adjustment for any fractional shares (valued at the market value of
the shares at the time of withdrawal or termination) to be
delivered to participants, less any trading fees. Alternatively, a participant may elect by written notice to AST to have
AST sell part or all of the shares held for him and to remit the proceeds to him. AST is authorized to deduct a $15.00
service charge and a trading fee of $0.12 per share for this transaction from the proceeds. If a participant disposes of
all shares registered in his name on the books of the Fund,
AST may, at its option, terminate the participant’s account or determine from the participant whether he wishes to continue his participation in the Plan.
12. These terms and conditions may be amended or
supplemented by AST or the Fund at any time or times,
except when necessary or appropriate to comply with
applicable law or the rules or policies of the U.S. Securities and Exchange Commission or any other regulatory authority,
only by mailing to participants appropriate written notice
at least 90 days prior to the effective date thereof. The
amendment or supplement shall be deemed to be accepted
by participants unless, prior to the effective date thereof,
AST receives written notice of the termination of a participant account under the Plan. Any such amendment may include

franklintempleton.com
Not part of the semiannual report
TERMS AND CONDITIONS OF DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN
(continued)
an appointment by AST in its place and stead of a successor
Plan Administrator under these terms and conditions, with
full power and authority to perform all or any of the acts to be performed by AST under these terms and conditions.
Upon any such appointment of a Plan Administrator for
the purpose of receiving dividends and distributions, the
Fund will be authorized to pay to such successor Plan
Administrator, for a participant’s account, all dividends and distributions payable on Fund shares held in a participant’s name or under the Plan for retention or application by such
successor Plan Administrator as provided in these terms and
conditions.
13. AST shall at all times act in good faith and agree to
use its best efforts within reasonable limits to ensure the
accuracy of all services performed under this Agreement
and to comply with applicable law, but shall assume no
responsibility and shall not be liable for loss or damage due to errors unless such error is caused by AST’s negligence,
bad faith or willful misconduct or that of its employees.
14. Any notice, instruction, request or election which by any provision of the Plan is required or permitted to be given or made by the participant to AST shall be in writing addressed to American Stock Transfer and Trust Company, LLC, P.O.
Box 922, Wall Street Station, New York, NY 10269-0560, or
www.astfinancial.com or such other address as AST shall
furnish to the participant, and shall have been deemed to be given or made when received by AST.
15. Any notice or other communication which by any
provision of the Plan is required to be given by AST to the
participant shall be in writing and shall be deemed to have
been sufficiently given for all purposes by being deposited
postage prepaid in a post office letter box addressed to the participant at his or her address as it shall last appear on
AST’s records. The participant agrees to notify AST promptly of any change of address.
16. These terms and conditions shall be governed by and
construed in accordance with the laws of the State of New
York and the rules and regulations of the U.S. Securities and
Exchange Commission, as they may be amended from time
to time.

TLTDF S 08/22
© 2022 Franklin Templeton Investments. All rights reserved.
Investors should be aware that the value of investments made for the Fund may go down as well as up. Like any investment in securities, the value of the Fund’s portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Dragon Fund, Inc.
Investment Manager Transfer Agent Fund Information
Templeton Asset
Management Ltd.
American Stock Transfer &
Trust Co., LLC
6201 15th Avenue
Brooklyn, NY 11219
Toll Free Number: (800)
416-5585
Hearing Impaired Number:
(866) 703-9077
International Phone Number:
(718) 921-8124
www.astfinancial.com
(800) DIAL BEN
®
/ 342-
5236

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert are Ann Torre Bates and David W. Niemiec and they are “independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.   N/A

Item 5. Audit Committee
of Listed Registrants

Members of the Audit Committee are: Ann Torre Bates, David W. Niemiec, J. Michael Luttig and Constantine D. Tseretopoulos

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The board of directors of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s investment manager, Templeton Asset Management Ltd.(TAML), in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.
Franklin Templeton Investment Solutions, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group within Franklin Templeton Companies, LLC (the "Proxy Group"), a wholly-owned subsidiary of Franklin Resources, Inc. Franklin Templeton Companies, LLC provides a variety of general corporate services to its affiliates, including, but not limited to, legal and compliance activities. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform Advisory Clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.
The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.
In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.
The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.
Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.
For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.
Conflicts of Interest
All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.
Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.
Otherwise, in
situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.
Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.
The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”
Weight Given Management Recommendations
One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.
Engagement with Issuers
The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.
THE PROXY GROUP
The Proxy Group is part of the Franklin Templeton Companies, LLC Legal Department and is overseen by legal counsel. Full-time staff members and support staff (which includes individuals that are employees of affiliates of Franklin Templeton Companies, LLC) are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.
In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.
PROXY PROCEDURES
The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy it receives for all domestic and foreign securities. However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.
Rejected Votes
Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of its Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.
Securities on Loan
The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts  to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.
Split Voting
There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.
Bundled Items
If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.
PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS
From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”
In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.
The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.
Appendix A
These Proxy Policies apply to accounts managed by personnel within
Franklin Templeton Investment Solutions, which includes the following Investment Managers:
Franklin Advisers, Inc. (FAV)
Franklin Advisory Services, LLC (FASL)
Franklin Mutual Advisers LLC (FMA)
Franklin Templeton Investments Corp. (FTIC)
Franklin Templeton Investment Management Limited (FTIML)
Templeton Asset Management Ltd. (TAML)
The following Proxy Policies apply to FAV, FMA, FTIC, FTIML, and TAML only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.
For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.
The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients (for example, where an issuer files additional solicitation materials after a Proxy Service has issued its voting recommendations but sufficiently before the vote submission deadline and these materials would reasonably be expected to affect the Investment Manager’s voting determination).
The following Proxy Policies apply to FASL only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
The Franklin LibertyQ branded smart beta exchange traded funds and other passively managed exchange traded funds (collectively, “ETFs”), seek to track a particular securities index. As a result, each ETF may hold the securities of hundreds of issuers. Because the primary criteria for determining whether a security should be included (or continued to be included) in an ETF’s investment portfolio is whether such security is a representative component of the securities index that the ETF is seeking to track, the ETFs do not require the fundamental security research and analyst coverage that an actively managed portfolio would require.  Accordingly, in light of the high number of positions held by an ETF and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis rather than analyze each individual proxy vote.  Permitting the Investment Manager of the ETFs to defer its judgment for voting on a proxy to the recommendations of ISS or Glass Lewis may result in a proxy related to the securities of a particular issuer held by an ETF being voted differently from the same proxy that is voted on by other funds managed by the Investment Managers.
The following Proxy Policies apply to FTIC, FTIML, and TAML only:
HOW THE INVESTMENT MANAGERS VOTE PROXIES
Proxy Services
For accounts managed by the Templeton Global Equity Group (“TGEG”), in making voting decisions, the Investment Manager may consider Glass Lewis’s Proxy Voting Guidelines, ISS’s Benchmark Policies, ISS’s Sustainability Policy, and TGEG’s custom sustainability guidelines, which reflect what TGEG believes to be good environmental, social, and governance practices.
The following Proxy Policies apply to FTIC only:
RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES
To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client or the Investment Manager chooses securities for an Advisory Client’s portfolios that are recommended by an Affiliated Subadviser, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser or vote proxies in accordance with the Affiliated Subadviser’s recommendations.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
.   N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
. N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.
 There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent.
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, JP Morgan Chase Bank serves as the Fund’s securities lending agent.

The securities lending agent is responsible for the implementation and administration of the Funds’ securities lending program. Pursuant to the respective Securities Lending Agreements with the Fund, the securities lending agent performs a variety of services, including (but not limited to) the following:

o Trade finding, execution and settlement
o Settlement monitoring and controls, reconciliations, corporate actions and recall management
o Collateral management and valuation information
o Invoice management and billing from counterparties

For the period ended June 30, 2022, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$14,977
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$720
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	$ -
Administrative fees not included in a revenue split	$ -
Indemnification fees not included in a revenue split	$ -
Rebate (paid to borrower)	$214
Other fees not included above	$68
Aggregate fees/compensation paid by the Fund for securities lending activities	$1,002
Net income from securities lending activities	$13,975

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Dragon Fund, Inc.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  August 26, 2022

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  August 26, 2022